RELATED PARTY TRANSACTIONS AND BALANCES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Related party transactions and balances
Amounts due to related parties	$ 1,627	$ 3,943
Intercompany balances	2,516
Renren And Its Subsidiaries
Related party transactions and balances
Amounts due to related parties	1,427	$ 3,943
Mr. Lin
Related party transactions and balances
Amounts due to related parties	$ 200